Fair value measurements (Tables)	12 Months Ended
Mar. 31, 2016
Assets and Liabilities Measured at Fair Value on Recurring Basis

DOCOMO’s assets and liabilities that were measured at fair value on a recurring basis at March 31, 2015 and 2016 were as follows:

	Millions of yen
	2015
	Total	Level 1	Level 2	Level 3
Assets:
Available-for-sale securities
Equity securities (domestic)	¥88,675	¥88,675	¥—	¥—
Equity securities (foreign)	93,149	93,149	—	—
Debt securities (foreign)	6	6	—	—

Total available-for-sale securities	181,830	181,830	—	—

Derivatives
Foreign currency option contracts	¥474	¥—	¥474	¥—

Total derivatives	474	—	474	—

Total	¥182,304	¥181,830	¥474	¥—

Liabilities:
Derivatives
Foreign currency option contracts	¥80	¥—	¥80	¥—
Foreign exchange forward contracts	0	—	0	—

Total derivatives	80	—	80	—

Total	¥80	¥—	¥80	¥—

There were no transfers between Level 1 and Level 2.

	Millions of yen
	2016
	Total	Level 1	Level 2	Level 3
Assets:
Available-for-sale securities
Equity securities (domestic)	¥86,530	¥86,530	¥—	¥—
Equity securities (foreign)	83,947	83,947	—	—
Debt securities (foreign)	5	5	—	—

Total available-for-sale securities	170,482	170,482	—	—

Derivatives
Foreign exchange forward contracts	¥16	¥—	¥16	¥—

Total derivatives	16	—	16	—

Total	¥170,498	¥170,482	¥16	¥—

Liabilities:
Derivatives
Foreign currency option contracts	¥2,415	¥—	¥2,415	¥—
Foreign exchange forward contracts	5	—	5	—

Total derivatives	2,420	—	2,420	—

Total	¥2,420	¥—	¥2,420	¥—

Assets Measured at Fair Value on Nonrecurring Basis

DOCOMO’s assets that were measured at fair value on a nonrecurring basis for the fiscal years ended March 31, 2015 and 2016 were as follows:

	Millions of yen
	2015
	Total	Level 1	Level 2	Level 3	Gains (losses) (before taxes)
Assets:
Receivables held for sale	¥935,648	¥—	¥935,648	¥—	¥(6,866)
long-lived assets	107	—	107	—	(30,161)

Valuation Techniques and Significant Unobservable Inputs Used to Develop Measurements of Main Assets at Fair Value on a Nonrecurring Basis

	Millions of yen
	2016
	Total	Level 1	Level 2	Level 3	Gains (losses) (before taxes)
Assets:
Receivables held for sale	¥980,686	¥—	¥980,686	¥—	¥(8,742)
Goodwill	—	—	—	—	(8,499)
long-lived assets	742	—	—	742	(9,063)